Significant Accounting Policies - Schedule of Fair Value on a Recurring Basis by Level within the Fair Value Hierarchy (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Total assets	$ 250
Liabilities:
Total liabilities	24,521	$ 165,619
Level 1 [Member]
Assets:
Total assets	250
Liabilities:
Total liabilities
Level 2 [Member]
Assets:
Total assets
Liabilities:
Total liabilities
Level 3 [Member]
Assets:
Total assets
Liabilities:
Total liabilities	24,521	165,619
September 2025 Private Placement Warrant [Member]
Liabilities:
Total liabilities	24,521
September 2025 Private Placement Warrant [Member] | Level 1 [Member]
Liabilities:
Total liabilities
September 2025 Private Placement Warrant [Member] | Level 2 [Member]
Liabilities:
Total liabilities
September 2025 Private Placement Warrant [Member] | Level 3 [Member]
Liabilities:
Total liabilities	$ 24,521
Embedded Derivative Liability [Member]
Liabilities:
Total liabilities		848
Embedded Derivative Liability [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Embedded Derivative Liability [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Embedded Derivative Liability [Member] | Level 3 [Member]
Liabilities:
Total liabilities		848
June 2024 Warrants [Member]
Liabilities:
Total liabilities		5,334
June 2024 Warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities
June 2024 Warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities
June 2024 Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities		5,334
November 2024 Warrant [Member]
Liabilities:
Total liabilities		12,468
November 2024 Warrant [Member] | Level 1 [Member]
Liabilities:
Total liabilities
November 2024 Warrant [Member] | Level 2 [Member]
Liabilities:
Total liabilities
November 2024 Warrant [Member] | Level 3 [Member]
Liabilities:
Total liabilities		12,468
Pre-funded Warrants [Member]
Liabilities:
Total liabilities		52,682
Pre-funded Warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Pre-funded Warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Pre-funded Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities		52,682
Private Placement Warrant [Member]
Liabilities:
Total liabilities		94,287
Private Placement Warrant [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Private Placement Warrant [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Private Placement Warrant [Member] | Level 3 [Member]
Liabilities:
Total liabilities		$ 94,287